Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
Impairment of intangible asset	$ 0	$ 390,355